SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents		$ 30,053	¥ 219,365	¥ 517,542	¥ 414,634
Restricted cash		3,215	23,467	27,169	¥ 42,109
Accounts receivable, net		7,704	56,233	64,312
Advance to suppliers		1,344	9,810	14,058
Inventories, net		4,034	29,448	42,716
Prepaid expense and other current assets		24,275	177,187	134,247
Property, equipment and software, net		28,147	205,450	175,451
Long-term investments		49,941	364,534	364,159
Operating lease right-of-use assets		1,892	13,809	16,507
Other non-current assets		10,692	78,050	189,067
Total assets		185,286	1,352,452	1,553,784
Accounts payable		7,491	54,678	96,782
Deferred revenue		1,178	8,596	9,412
Incentive payables to members		9,047	66,039	124,889
Members management fee payable		173	1,263	4,373
Other payable and accrued liabilities		17,286	126,177	109,200
Operating lease liabilities - current		527	3,845	3,376
Operating lease liabilities - non-current		1,070	7,808	11,122
Total liabilities		37,594	274,406	362,689
Related Party [Member]
Amounts due from related parties		91	662	1,361
Amounts due to related parties		$ 225	1,645	3,535
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			24,713	20,176
Restricted cash			22,465	27,169
Accounts receivable, net			55,637	60,608
Advance to suppliers			780	1,774
Inventories, net			1,608	2,491
Prepaid expense and other current assets			45,858	58,441
Property, equipment and software, net			1,376	2,430
Long-term investments			205,795	206,152
Operating lease right-of-use assets			517
Other non-current assets			5,215	5,485
Total assets			889,131	916,131
Accounts payable			19,505	48,198
Deferred revenue			6,409	6,836
Incentive payables to members			66,039	124,889
Members management fee payable			884	3,066
Other payable and accrued liabilities			62,659	65,587
Operating lease liabilities - current			213
Operating lease liabilities - non-current			223
Total liabilities	[1]		1,034,904	978,338
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Amounts due from related parties	[2]		524,755	530,998
Amounts due to related parties	[3]		877,561	727,459
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Amounts due from related parties			412	407
Amounts due to related parties			¥ 1,411	¥ 2,303

[1]	Amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary is RMB 250,879 and RMB 157,343 as of December 31, 2023 and 2024, respectively
[2]	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIE and the VIE’s subsidiaries on behalf of other Group companies.
[3]	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIE and the VIE’s subsidiaries.